JPMORGAN TRUST I

270 Park Avenue

New York, NY 10017

March 5, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of
the funds (the “Funds”) listed on
Appendix A hereto
File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statements of Additional Information of the Funds listed in Appendix A do not differ from the prospectuses and Statements of Additional Information contained in the Post-Effective Amendment No. 375 (Amendment 376 under the Investment Company Act of 1940) filed electronically on February 26, 2015.

If you have any questions, please call the undersigned at (614) 901-1410.

Sincerely,

/s/ Jessica K. Ditullio
Jessica K. Ditullio
Assistant Secretary

March 5, 2015	JPMorgan Trust I

Appendix A

J.P. Morgan Funds

JPMorgan Global Allocation Fund

JPMorgan Income Builder Fund

JPMorgan Systematic Alpha Fund

J.P. Morgan Income Funds

JPMorgan International Currency Income Fund

JPMorgan Emerging Markets Local Currency Debt Fund

J.P. Morgan Tax Aware Funds

JPMorgan Tax Aware Equity Fund

JPMorgan Tax Aware Real Return Fund

J.P. Morgan SMA Funds

JPMorgan International Value SMA Fund

JPMorgan Tax Aware Real Return SMA Fund